Goodwill and Other Intangible Assets, net (Goodwill and Other Intangible Assets, net, by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 9,900	$ 9,928	$ 10,161
Other Intangible Assets, net	3,619	3,697
European Union [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	1,448	1,392	1,443
Other Intangible Assets, net	647	663
Eastern Europe, Middle East & Africa [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	637	666	702
Other Intangible Assets, net	242	250
Asia [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	4,791	4,966	5,004
Other Intangible Assets, net	1,542	1,633
Latin America & Canada [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	3,024	2,904	3,012
Other Intangible Assets, net	$ 1,188	$ 1,151